OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2019	2018
Changes in asset retirement obligations at closed sites	16(a)	$21.0	$7.3
Write-down of assets		6.7	9.2
Restructuring costs		3.2	—
Consulting costs		6.4	2.5
Other		6.1	2.5
		$43.4	$21.5